Asset Acquisition (Details) - USD ($)	Aug. 15, 2025	Feb. 03, 2023
Assets:
Cash and Cash Equivalents		$ 4,089
Trade and Other Receivables		5,100
Marine Operating Equipment	$ 125,967	178,706
Commercial Fishing License	26,000	26,000
Total Assets	151,967	213,895
Liabilities:
Accounts Payable	1,200	4,910
Customer Deposits		644
Notes Payable		166,716
Related-Party Notes Payable		62,634
Total Liabilities	$ 230,251	234,904
Loss on Asset Acquisition:
Purchase Price		750,000
Excess of Liabilities Assumed Over Assets Acquired		21,009
Net Loss on Asset Acquisition		$ 771,009